Federal Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Decrease in valuation allowance	$ 39,100	$ 39,100
Income tax reconciliation description	The United States enacted comprehensive tax reform legislation known as the "Tax Cuts and Jobs Act' that, among other things, reduces the U.S. Federal corporate income tax rate from 35% to 21% and implements a territorial tax system, but imposes an alternative 'base erosion and anti-abuse tax' ('BEAT'), and incremental tax on global intangible low tax foreign income ('GILTI') effective January 1, 2018.
Percentage on Federal corporate income tax rate	21.00%	34.00%
Percentage of valuation allowance recorded against the net deferred tax assets	100.00%
Capital loss carryforward	$ 728	$ 1,013
Deferred tax assets, operating loss carryforwards	11,666	$ 56,781
Neutron Energy Inc [Member]
Net operating loss carryforwards	32,800
Alabama Graphite Corp. [Member]
Net operating loss carryforwards	1,600
U [S]
Net operating loss carryforwards	256,000
Capital loss carryforward	500
Deferred tax assets, operating loss carryforwards	$ 234,800
U [S] | Minimum [Member]
Operating loss carryforwards expiration year	2019
Capital loss carryforwards expiration year	2021
U [S] | Maximum [Member]
Operating loss carryforwards expiration year	Indefinite availability
Capital loss carryforwards expiration year	2022
Australia [Member]
Net operating loss carryforwards	$ 13,500
Anatolia [Member]
Net operating loss carryforwards	13,300
T [R]
Net operating loss carryforwards	$ 2,100
T [R] | Minimum [Member]
Operating loss carryforwards expiration year	2019
T [R] | Maximum [Member]
Operating loss carryforwards expiration year	2023
Canada [Member]
Net operating loss carryforwards	$ 6,700